Subsequent events (Details) - EUR (€) € in Billions		1 Months Ended
	Jan. 28, 2022	Feb. 25, 2022	Jan. 27, 2022
Major extinguishment of debt | Intesa Sanpaolo Credit Facility
Disclosure of detailed information about business combination [line items]
Repayments of current borrowings	€ 6.3
GAC FCA JV | Major business combination
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture		75.00%	50.00%